Intangible and Crypto Assets (Details)			6 Months Ended
	Jun. 01, 2026 USD ($)	May 31, 2026 USD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025
Finite-Lived Intangible Assets [Line Items]
Crypto assets, Number of tokens
Carrying amount	$ 561,377
Impairment charges		$ 322,668
License fees			$ 2,786,454
Payable in the next 12 months			1,906,039
Payable in long-term			880,415
WeCan Tokens [Member]
Finite-Lived Intangible Assets [Line Items]
Crypto assets, Number of tokens				195,788,312
Total crypto assets, net	238,709	$ 238,709
Carrying amount of wecan
Wecan’s uniswap liquidity arrangement			65,412
Fair value			65,412
Crypto assets			$ 16,214
Cryptocurrencies [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment charges